UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9-30-12
                                               -------

Check here if Amendment [X]; Amendment Number: 1
                                              ---

This Amendment (Check only one): [ ] is a restatement
                                 [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name: Radcliffe Capital Management, L.P.
      ----------------------------------------------------------
      (formerly R.G. Capital Management, L.P., file no. 28-10367)
      ----------------------------------------------------------

Address: 50 Monument Road, Suite 300
         ---------------------------
         Bala Cynwyd, PA 19004
         ---------------------------

Form 13F File Number: 28-10367
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daneen Downey
         ------------------------
Title:   Chief Compliance Officer
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Phone:   610-617-5900
         ------------------------

Signature, Place, and Date of Signing:

/s/ Daneen Downey             Bala Cynwyd, PA            February 14, 2013
----------------------        ---------------            -----------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:      0
                                        --------------
Form 13F Information Table Entry Total: 34
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Form 13F Information Table Value Total: $679,289
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                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

                           FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/    SH/  PUT/  INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      x($1000)  PRN AMT    PRN  CALL  DISCRETN  MANAGERS    SOLE    SHARED  NONE
Albany International Corp      CONVRT BOND     012348AC2   6,951    7,007,000  PRN          Sole            7,007,000
AAR Corp                       CONVRT BOND     000361AH8  12,204   12,225,000  PRN          Sole           12,225,000
Lucent Technologies Inc        CONVRT BOND     549463AG2   5,664    7,500,000  PRN          Sole            1,500,000  6,000,000
Lucent Technologies Inc        CONVRT BOND     549463AH0  80,559   81,939,000  PRN          Sole           80,719,000  1,220,000
Advanced Micro Devices Inc     CONVRT BOND     007903AL1   7,876    7,750,000  PRN          Sole            1,850,000  5,900,000
Alliant Techsystems Inc        CONVRT BOND     018804AK0  15,222   14,762,000  PRN          Sole           14,762,000
General Cable Corp             CONVRT BOND     369300AD0   8,212    8,259,000  PRN          Sole            8,259,000
General Cable Corp             CONVRT BOND     369300AK4   1,392    1,400,000  PRN          Sole            1,400,000
Cogent Communications Group In CONVRT BOND     19239VAB0  12,762   13,199,000  PRN          Sole           13,199,000
Charles River Laboratories Int CONVRT BOND     159864AB3  19,440   19,089,000  PRN          Sole           19,089,000
Digital River Inc              CONVRT BOND     25388BAD6   2,891    3,000,000  PRN          Sole            1,240,000  1,760,000
Euronet Worldwide Inc          CONVRT BOND     298736AF6  48,702   48,633,000  PRN          Sole           48,633,000
Hanover Compressor Co          CONVRT BOND     410768AE5  25,088   24,894,000  PRN          Sole           24,894,000
Greenbrier Cos Inc             CONVRT BOND     393657AD3  15,608   15,686,000  PRN          Sole           15,686,000
Golden Star Resources Ltd      CONVRT BOND     38119TAC8   6,479    6,463,000  PRN          Sole            6,463,000
Hercules Offshore Inc          CONVRT BOND     427093AD1  16,660   16,659,000  PRN          Sole           16,659,000
Hologics, Inc                  CONVRT BOND     436440AA9  60,428   60,705,000  PRN          Sole           60,705,000
Cal Dive International Inc     CONVRT BOND     127914AB5   3,920    3,898,000  PRN          Sole            3,898,000
JDS Uniphase Corp              CONVRT BOND     46612JAD3   2,989    3,000,000  PRN          Sole            3,000,000
Kinross Gold Corp              CONVRT BOND     496902AD9  36,449   36,452,000  PRN          Sole           36,452,000
Live Nation Entertainment Inc  CONVRT BOND     538034AB5  26,987   27,460,000  PRN          Sole           25,670,000  1,790,000
Arvinmeritor Inc               CONVRT BOND     043353AF8   4,458    5,000,000  PRN          Sole            1,667,000  3,333,000
Nash Finch Co                  CONVRT BOND     631158AD4   3,502    7,500,000  PRN          Sole            2,500,000  5,000,000
NuVasive Inc                   CONVRT BOND     670704AB1   1,986    1,990,000  PRN          Sole            1,990,000
PMC - Sierra Inc               CONVRT BOND     69344FAD8   8,810    8,816,000  PRN          Sole            8,816,000
Pantry Inc/The                 CONVRT BOND     698657AL7   7,302    7,302,000  PRN          Sole            7,302,000
Transocean Inc                 CONVRT BOND     893830AW9  20,182   20,200,000  PRN          Sole           20,200,000
Rambus Inc                     CONVRT BOND     750917AC0  20,020   19,971,000  PRN          Sole           19,971,000
Rovi Corp                      CONVRT BOND     779376AB8   2,723    2,750,000  PRN          Sole            2,750,000
iStar Financial Inc            CONVRT BOND     45031UBF7  74,785   74,813,000  PRN          Sole           74,813,000
SanDisk Corp                   CONVRT BOND     80004CAC5  75,542   76,129,000  PRN          Sole           76,129,000
Standard Pacific Corp          CONVRT BOND     853763AA8  11,271   11,271,000  PRN          Sole           11,271,000
Spartan Stores Inc             CONVRT BOND     846822AE4   2,853    2,898,000  PRN          Sole            1,138,000  1,760,000
Stillwater Mining Co           CONVRT BOND     86074QAF9  29,373   29,402,000  PRN          Sole           29,402,000

Records                34           Total Mkt Value      679,289  688,022,000